7. OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2016
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

Other current liabilities were comprised of the following items:

	March 31,	March 31,
	2016	2015
Accrued interest	$74,038	$21,258
Other accrued liabilities	62,657	64,473
Total other current liabilities	$136,695	$85,731